EATON VANCE LARGE-CAP VALUE FUND
                        Supplement to Prospectuses dated
                                  May 1, 2004
                                      and
                               November 19, 2004


Effective May 1, 2005, the Fund will use the Russell 1000 Value Index as its reference for determining what companies are large-cap.



March 2, 2005                                                              LCVPS